Voya Global Income and Growth Fund Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		May 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class A
Prospectus [Line Items]
Average Annual Return, Percent			2.82%	3.50%	4.55%
Performance Inception Date		Jan. 20, 1997
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			1.05%	1.94%	3.27%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.54%	2.34%	3.25%
Class A | Bloomberg Global Aggregate Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		(1.69%)	(1.96%)	0.15%
Class A | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		17.49%	10.06%	9.23%
Class A | MSCI World IndexSM [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		18.67%	11.17%	9.95%
Class C
Prospectus [Line Items]
Average Annual Return, Percent			7.41%	3.98%	4.55%
Performance Inception Date		Jun. 30, 1998
Class C | Bloomberg Global Aggregate Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		(1.69%)	(1.96%)	0.15%
Class C | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		17.49%	10.06%	9.23%
Class C | MSCI World IndexSM [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		18.67%	11.17%	9.95%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			9.36%	5.00%	5.44%
Performance Inception Date		Jan. 04, 1995
Class I | Bloomberg Global Aggregate Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		(1.69%)	(1.96%)	0.15%
Class I | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		17.49%	10.06%	9.23%
Class I | MSCI World IndexSM [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		18.67%	11.17%	9.95%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent			9.51%	5.03%	5.37%
Performance Inception Date		Sep. 29, 2017
Class R6 | Bloomberg Global Aggregate Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		(1.69%)	(1.96%)	0.15%
Class R6 | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		17.49%	10.06%	9.23%
Class R6 | MSCI World IndexSM [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		18.67%	11.17%	9.95%
Class W
Prospectus [Line Items]
Average Annual Return, Percent			9.37%	5.01%	5.45%
Performance Inception Date		Aug. 05, 2011
Class W | Bloomberg Global Aggregate Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		(1.69%)	(1.96%)	0.15%
Class W | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		17.49%	10.06%	9.23%
Class W | MSCI World IndexSM [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		18.67%	11.17%	9.95%

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.